Intangible assets, net (Schedule of Weighted Average Amortization Periods of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
User bases
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years
Software
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	15 years
Operating rights
Weighted average amortization periods of intangible assets
Weighted average amortization period	4 years	4 years
License
Weighted average amortization periods of intangible assets
Weighted average amortization period	1 year
Trademark
Weighted average amortization periods of intangible assets
Weighted average amortization period	3 years
Non-compete agreement
Weighted average amortization periods of intangible assets
Weighted average amortization period	2 years